Long-term Debt and Capital Lease Obligations - Additional Information (Detail)	0 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended				0 Months Ended			1 Months Ended				0 Months Ended				12 Months Ended		12 Months Ended			0 Months Ended				1 Months Ended	0 Months Ended					0 Months Ended		0 Months Ended
	Dec. 21, 2007	Dec. 31, 2010 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 01, 2013 NetSpend Holdings Inc USD ($)	Dec. 31, 2013 NetSpend Holdings Inc	Dec. 31, 2011 International Services	Oct. 30, 2008 International Services USD ($)	Oct. 30, 2008 International Services JPY (¥)	Apr. 30, 2009 International Services USD ($)	Apr. 30, 2009 International Services JPY (¥)	Jan. 31, 2009 International Services USD ($)	Jan. 31, 2009 International Services JPY (¥)	Sep. 10, 2012 Unsecured term loan terminated USD ($)	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan USD ($)	Dec. 31, 2013 Licensing Agreement One USD ($)	Dec. 31, 2012 Licensing Agreement Two USD ($)	Jun. 30, 2012 Licensing Agreement Two USD ($)	Dec. 31, 2013 Licensing Agreement Two Financing agreement in June 2012 USD ($)	Dec. 31, 2013 Licensing Agreement Two Financing agreement in December 2012 USD ($)	Oct. 30, 2008 London Interbank Offered Rate International Services	Dec. 21, 2007 London Interbank Offered Rate LIBOR + 0.60%, unsecured term loan	Dec. 21, 2007 London Interbank Offered Rate LIBOR + 0.60%, unsecured term loan Minimum	Dec. 21, 2007 London Interbank Offered Rate LIBOR + 0.60%, unsecured term loan Maximum	Dec. 31, 2013 2.375% Senior Notes due 2018 USD ($)	May 22, 2013 2.375% Senior Notes due 2018 USD ($)	Dec. 31, 2013 3.750% Senior Notes due 2023 USD ($)	May 22, 2013 3.750% Senior Notes due 2023 USD ($)	May 22, 2013 Senior Notes USD ($)	Sep. 10, 2012 Unsecured revolving credit facility terminated USD ($)	Sep. 10, 2012 Unsecured revolving credit facility USD ($)	Dec. 21, 2007 Unsecured revolving credit facility USD ($)	Dec. 31, 2013 Unsecured revolving credit facility USD ($)	Jul. 01, 2013 Unsecured revolving credit facility NetSpend Holdings Inc USD ($)	Dec. 21, 2007 Unsecured revolving credit facility Minimum	Dec. 21, 2007 Unsecured revolving credit facility Maximum	Sep. 10, 2012 Unsecured revolving credit facility Maximum USD ($)	Sep. 10, 2012 Unsecured revolving credit facility Standby letters of credit USD ($)	Sep. 10, 2012 Unsecured revolving credit facility Swingline loans USD ($)	Apr. 08, 2013 Term Loan USD ($)	Dec. 31, 2013 Term Loan USD ($)	Apr. 08, 2013 Term Loan London Interbank Offered Rate (LIBOR)	Apr. 08, 2013 Term Loan London Interbank Offered Rate (LIBOR) Minimum	Apr. 08, 2013 Term Loan London Interbank Offered Rate (LIBOR) Maximum	Feb. 19, 2013 Bridge Loan Facility USD ($)	Feb. 19, 2013 Bridge Loan Facility Before Amendment USD ($)
Debt Disclosure [Line Items]
Credit agreement term								3 years	3 years					5 years	5 years															5 years	5 years	5 years								5 years
Credit agreement, maximum borrow capacity			$ 5,000,000					$ 21,000,000	¥ 2,000,000,000																					$ 252,000,000	$ 350,000,000							$ 50,000,000	$ 50,000,000	$ 200,000,000
Debt instrument, margin rate																					0.80%	0.60%	0.27%	0.725%																		1.125%	1.00%	1.75%
Outstanding balance on the Credit Agreement																																	138,800,000	0							195,000,000
Bridge loan facility, term																																													364 days
Credit agreement commitment																																														1,200,000,000
Debt instrument, fee amount																													8,900,000																5,900,000
Aggregate principal amount																									550,000,000	550,000,000	550,000,000	550,000,000
Senior notes maturity year																										2018		2023
Senior notes interest rate																									2.375%	2.375%	3.75%	3.75%
Debt instrument, discount																													4,300,000
Business acquisition, cost of acquired entity, purchase price					1,396,550,000
Debt instrument credit ratings						The Company received a rating from Moody's of Baa3 and a rating from Standard & Poor's of BBB+ in connection with the Senior Notes at the time of issuance.
Unsecured revolving credit facility, increased additional borrowings																																					350,000,000
Long-term debt			1,462,508,000	202,220,000										168,000,000	168,000,000										549,858,000		546,027,000				150,000,000	252,000,000
Debt instrument maturity period																									5 years		10 years				5 years
Amount draw under credit agreement								15,100,000	1,500,000,000	2,500,000	250,000,000	2,800,000	250,000,000																					100,000,000
Debt instrument maturity date	Dec. 21, 2012						Nov. 05, 2014							Dec. 21, 2012											Jun. 01, 2018		Jun. 01, 2023
Revolving credit facility expiration date																														Dec. 21, 2012
Debt instrument, frequency of interest payments															3 months
Commitment fee																																0.10%			0.08%	0.15%
Financing agreement amount																20,000,000
Balance of financing agreement																20,000,000			4,600,000	8,300,000
Financing agreement with vendor																	11,900,000	8,600,000
Note payable obtained from third party vendor		$ 39,800,000